Debt (Details)			1 Months Ended			6 Months Ended	12 Months Ended
	Nov. 10, 2015 USD ($)	Jun. 12, 2015 USD ($)	Sep. 30, 2014 USD ($) d $ / shares	Aug. 30, 2014 USD ($)	Feb. 28, 2013 USD ($) d $ / shares	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)
5.375% Notes
Debt Instrument [Line Items]
Percentage of contractual interest rate on Notes						5.375%	5.375%
1.625% Notes
Debt Instrument [Line Items]
Percentage of contractual interest rate on Notes						1.625%	1.625%
1.125% Convertible Notes
Debt Instrument [Line Items]
Percentage of contractual interest rate on Notes						1.125%	1.125%
Convertible Debt [Abstract]
Senior note effective interest rate (in percent)							6.00%
Senior notes amortization period							4 years
Convertible debt, if-converted value in excess of principal							$ 332,000,000	$ 93,000,000
Senior Notes | 5.375% Notes
Debt Instrument [Line Items]
Face amount of debts	$ 700,000,000
Percentage of contractual interest rate on Notes	5.375%
Senior Notes [Abstract]
Debt redemption price, percentage of principal amount	100.00%
Senior Notes | 1.125% Convertible Notes
Debt Instrument [Line Items]
Face amount of debts					$ 550,000,000
Percentage of contractual interest rate on Notes					1.125%
Convertible Debt [Abstract]
Initial conversation rate on Notes					0.0245277
Conversion price per share of common stock | $ / shares					$ 40.77
Long-term portion of convertible debt.						$ 460,000,000
Senior note effective interest rate (in percent)						6.00%
Senior notes amortization period						3 years 6 months
Convertible debt, if-converted value in excess of principal						$ 180,000,000	$ 332,000,000
Convertible Debt | 1.625% Notes
Debt Instrument [Line Items]
Face amount of debts			$ 301,551,000.000
Percentage of contractual interest rate on Notes			1.625%
Term of debt instrument			4 years
Convertible Debt [Abstract]
Initial conversation rate on Notes			0.0172157
Conversion price per share of common stock | $ / shares			$ 58.09				$ 58.09
Senior note effective interest rate (in percent)						5.00%	5.00%
Convertible debt, if-converted value in excess of principal							$ 10,000,000
Proceeds from issuance of debt			$ 125,000,000.0	$ 177,000,000
Extinguishment of Debt Disclosures [Abstract]
Frequency of periodic payment						semiannually	semiannually
Additional interest payable for any semiannual interest period with 1.625% Notes outstanding less than $100 million			0.25%
Minimum 1.625% Notes outstanding balance threshold for additional interest payable						$ 100,000,000	$ 100,000,000
Senior Notes [Abstract]
Redemption period start date						Aug. 19, 2018	Aug. 19, 2018
Debt redemption price, percentage of principal amount						100.00%	100.00%
Debt discount amortization period						2 years 1 month	2 years 7 months
Convertible debt, carrying amount of equity component						$ 23,000,000	$ 23,000,000
Redemption period, option one | Senior Notes | 1.625% Notes
Convertible Debt [Abstract]
Debt convertible threshold trading days | d			20
Debt convertible threshold consecutive trading days			30 days
Debt convertible threshold percentage of stock price trigger			130.00%
Redemption period, option one | Senior Notes | 1.125% Convertible Notes
Convertible Debt [Abstract]
Debt convertible threshold trading days | d					20
Debt convertible threshold consecutive trading days					30 days
Debt convertible threshold percentage of stock price trigger					130.00%
Redemption period, option one | Convertible Debt | 1.625% Notes
Convertible Debt [Abstract]
Debt convertible threshold trading days | d			20
Debt convertible threshold consecutive trading days			30 days
Debt convertible threshold percentage of stock price trigger			130.00%
Redemption period, option two | Senior Notes | 1.625% Notes
Convertible Debt [Abstract]
Debt convertible threshold trading days | d			5
Debt convertible threshold consecutive trading days			5 days
Debt convertible maximum threshold percentage of stock price			98.00%
Redemption period, option two | Senior Notes | 1.125% Convertible Notes
Convertible Debt [Abstract]
Debt convertible threshold trading days | d					5
Debt convertible threshold consecutive trading days					5 days
Debt convertible maximum threshold percentage of stock price					98.00%
Redemption period, option two | Convertible Debt | 1.625% Notes
Convertible Debt [Abstract]
Debt convertible threshold trading days | d			5
Debt convertible threshold consecutive trading days			5 days
Debt convertible maximum threshold percentage of stock price			98.00%
August 19, 2018 | Convertible Debt | 1.625% Notes
Senior Notes [Abstract]
Redemption period start date						Aug. 19, 2018	Aug. 19, 2018
Redemption period end date						Aug. 19, 2018
August 19, 2024 | Convertible Debt | 1.625% Notes
Senior Notes [Abstract]
Redemption period start date						Aug. 19, 2024	Aug. 19, 2024
Redemption period end date						Aug. 19, 2024
August 19, 2029 | Convertible Debt | 1.625% Notes
Senior Notes [Abstract]
Redemption period start date						Aug. 19, 2029	Aug. 19, 2029
Redemption period end date						Aug. 19, 2029
August 19, 2034 | Convertible Debt | 1.625% Notes
Senior Notes [Abstract]
Redemption period start date						Aug. 19, 2034	Aug. 19, 2034
Redemption period end date						Aug. 19, 2034
August 19, 2039 | Convertible Debt | 1.625% Notes
Senior Notes [Abstract]
Redemption period start date						Aug. 19, 2039	Aug. 19, 2039
Redemption period end date						Aug. 19, 2039
Revolving Credit Facility | Unsecured Debt
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 250,000,000
Term of debt instrument		5 years
Potential maximum borrowing capacity		$ 350,000,000							$ 350,000,000
Current borrowing capacity						$ 244,000,000	$ 244,000,000
Amount outstanding under the Credit Facility						$ 0	$ 0
Frequency of commitment fee payment						quarterly	quarterly
Letter of Credit
Debt Instrument [Line Items]
Amount outstanding under Letter of Credit						$ 6,000,000	$ 6,000,000